UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 95.5%
Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.024%, 2013	$1,350,000	$1,350,558

Asset-Backed & Securitized - 3.8%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$525,023	$515,835
ARI Fleet Lease Trust, “A”, FRN, 0.741%, 2020 (n)	347,697	348,075
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021 (z)	238,082	238,589
Chesapeake Funding LLC, “A”, FRN, 0.936%, 2023 (z)	3,348,420	3,358,622
Commercial Mortgage Acceptance Corp., FRN, 1.894%, 2030 (i)	4,308,305	170,488
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.761%, 2039	1,338,143	1,493,323
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,231,346
Falcon Franchise Loan LLC, FRN, 7.097%, 2023 (i)(z)	1,983,099	287,549
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	2,090,353	2,177,324
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	634,019
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	2,080,000	2,063,984
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,065,000	2,293,195
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,880,827	3,144,417
Kingsland III Ltd., “A1”, CDO, FRN, 0.488%, 2021 (z)	1,548,166	1,522,285
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,127,190	1,160,930
Smart Trust, “A2B”, FRN, 0.434%, 2015	2,500,000	2,494,124
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	1,830,957	1,968,434

		$26,102,539
Automotive - 3.5%
American Honda Finance Corp., 1.6%, 2018 (n)	$3,000,000	$2,946,825
American Honda Finance Corp., FRN, 0.647%, 2016 (z)	2,000,000	1,999,172
Daimler Finance North America LLC, 1.875%, 2018 (n)	3,640,000	3,599,199
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	2,450,000	2,452,516
Ford Motor Credit Co. LLC, 4.207%, 2016	1,970,000	2,076,246
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,055,568
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,868,947
Volkswagen International Finance N.V., FRN, 1.021%, 2014 (n)	2,740,000	2,749,015
Volkswagen International Finance N.V., FRN, 0.874%, 2014 (n)	2,030,000	2,037,085

		$23,784,573
Banks & Diversified Financials (Covered Bonds) - 1.0%
Australia & New Zealand Banking Group, FRN, 0.88%, 2015 (n)	$1,150,000	$1,159,215
BNP Paribas Home Loan, 2.2%, 2015 (n)	2,640,000	2,706,000
Hypothekenbank Fra Lux, 5.125%, 2016	3,140,000	3,307,048

		$7,172,263
Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$940,000	$1,062,606
CBS Corp., 3.375%, 2022	2,190,000	2,112,551
Vivendi S.A., 4.75%, 2022 (n)	2,420,000	2,446,760
WPP Finance, 8%, 2014	812,000	872,662

		$6,494,579
Brokerage & Asset Managers - 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$2,160,000	$2,270,959
Franklin Resources, Inc., 1.375%, 2017	588,000	578,568
Invesco Finance PLC, 3.125%, 2022	1,876,000	1,747,426
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,096,625

		$6,693,578

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.4%
CRH PLC, 8.125%, 2018	$1,160,000	$1,405,647
Owens Corning, Inc., 4.2%, 2022	1,144,000	1,118,536

		$2,524,183
Business Services - 0.0%
Cielo S.A., 3.75%, 2022 (n)	$200,000	$175,000

Cable TV - 1.5%
Cox Communications, Inc., 3.25%, 2022 (n)	$2,925,000	$2,672,596
DIRECTV Holdings LLC, 5.875%, 2019	1,400,000	1,583,347
Myriad International Holdings B.V., 6.375%, 2017 (n)	454,000	489,730
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,831,000	2,763,970
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,633,162

		$10,142,805
Chemicals - 0.8%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,104,681
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,573,285

		$5,677,966
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,017,653

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.515%, 2018	$2,390,000	$2,387,763

Conglomerates - 0.4%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$678,015
Votorantim Participacoes S.A., 6.75%, 2021 (n)	2,063,000	2,207,410

		$2,885,425
Consumer Products - 1.0%
Avon Products, Inc., 2.375%, 2016	$730,000	$737,935
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	1,860,000	1,843,818
Newell Rubbermaid, Inc., 2%, 2015	2,000,000	2,030,872
Newell Rubbermaid, Inc., 4.7%, 2020	1,280,000	1,368,097
Tupperware Brands Corp., 4.75%, 2021	979,000	998,116

		$6,978,838
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 2017 (n)	$1,154,000	$1,142,356

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,615,747

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 2018	$742,000	$742,895
Ericsson, Inc., 4.125%, 2022	2,190,000	2,167,899

		$2,910,794
Emerging Market Quasi-Sovereign - 5.3%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$1,430,000	$1,533,675
Banco do Brasil S.A., 3.875%, 2022	200,000	176,500
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	1,006,880
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,593,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
BNDES Participacoes S.A., 5.5%, 2020 (n)	$138,000	$143,865
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	126,085
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	224,000	220,750
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,122,707
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	227,430
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,363,714
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	836,624
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	786,520
Gaz Capital S.A., 3.85%, 2020 (n)	2,073,000	1,964,168
Gaz Capital S.A., 5.999%, 2021 (n)	2,578,000	2,711,747
Gazprom Neft, 4.375%, 2022 (n)	508,000	470,002
Korea Gas Corp., 2.25%, 2017 (n)	1,630,000	1,610,342
Petrobras International Finance Co., 5.375%, 2021	2,479,000	2,468,675
Petroleos Mexicanos, 6%, 2020	2,970,000	3,318,975
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,399,892
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,868,328
Rosneft, 3.149%, 2017 (n)	1,273,000	1,258,679
Rosneft, 4.199%, 2022 (n)	2,118,000	1,953,855
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	1,466,000	1,321,216
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	1,207,000	1,017,547
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	303,000	296,730
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	1,330,000	1,282,737
Transnet SOC Ltd., 4.5%, 2016 (n)	212,000	218,890
VTB Capital S.A., 6.465%, 2015 (n)	857,000	908,420
VTB Capital S.A., 6%, 2017 (n)	830,000	869,425

		$36,078,078
Emerging Market Sovereign - 1.0%
Republic of Peru, 9.875%, 2015	$485,000	$545,383
Republic of Poland, 5%, 2022	772,000	827,970
Republic of Slovakia, 4.375%, 2022 (n)	2,960,000	3,012,688
Russian Federation, 4.5%, 2022 (n)	400,000	412,000
United Mexican States, 3.625%, 2022	1,754,000	1,736,460

		$6,534,501
Energy - Independent - 0.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,565,339

Energy - Integrated - 2.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,430,555
BP Capital Markets PLC, 4.5%, 2020	853,000	925,472
BP Capital Markets PLC, 4.742%, 2021	1,810,000	1,978,616
Husky Energy, Inc., 5.9%, 2014	2,755,000	2,875,033
LUKOIL International Finance B.V., 3.416%, 2018 (n)	1,619,000	1,595,039
LUKOIL International Finance B.V., 4.563%, 2023 (n)	2,192,000	2,052,260
Petro-Canada, 6.05%, 2018	904,000	1,057,802
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,249,536
Total Capital International S.A., 1.5%, 2017	1,000,000	999,500
TOTAL S.A., 3%, 2015	1,860,000	1,943,629

		$18,107,442
Financial Institutions - 1.2%
General Electric Capital Corp., 6%, 2019	$1,180,000	$1,375,251
General Electric Capital Corp., 3.15%, 2022	2,000,000	1,890,014
General Electric Capital Corp., 3.1%, 2023	1,102,000	1,036,042
LeasePlan Corp. N.V., 3%, 2017 (n)	1,970,000	1,972,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
LeasePlan Corp. N.V., 2.5%, 2018 (z)	$466,000	$451,811
NYSE Euronext, 2%, 2017	1,558,000	1,556,668

		$8,282,150
Food & Beverages - 3.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,523,208
BRF S.A., 3.95%, 2023 (n)	2,115,000	1,818,900
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,600,845
Campbell Soup Co., 2.5%, 2022	1,148,000	1,050,622
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,320,156
Conagra Foods, Inc., 1.3%, 2016	1,680,000	1,684,748
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,266,660
Diageo Capital PLC, 1.5%, 2017	1,530,000	1,523,237
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	290,000	298,369
Kraft Foods Group, Inc., 6.125%, 2018	1,310,000	1,542,038
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	611,000	678,369
Mondelez International, Inc., 6.75%, 2014	1,390,000	1,432,925
Tyson Foods, Inc., 4.5%, 2022	1,447,000	1,489,341

		$21,229,418
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,143,140

Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)	$2,312,000	$2,270,504

Gaming & Lodging - 0.3%
Hyatt Hotels Corp., 3.375%, 2023	$693,000	$648,259
Wyndham Worldwide Corp., 2.95%, 2017	1,686,000	1,719,627

		$2,367,886
Industrial - 0.8%
Johns Hopkins University, 5.25%, 2019	$2,175,000	$2,496,139
Princeton University, 4.95%, 2019	2,860,000	3,280,603

		$5,776,742
Insurance - 2.3%
American International Group, Inc., 3%, 2015	$3,680,000	$3,797,348
American International Group, Inc., 5.85%, 2018	395,000	449,625
ING U.S., Inc., 2.9%, 2018 (n)	1,141,000	1,138,053
Lincoln National Corp., 4.3%, 2015	1,360,000	1,442,045
MetLife, Inc., 1.756%, 2017	575,000	569,600
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,020,000	1,059,912
Principal Financial Group, Inc., 8.875%, 2019	2,230,000	2,914,380
Prudential Financial, Inc., 6.2%, 2015	2,210,000	2,371,096
UnumProvident Corp., 6.85%, 2015 (n)	1,740,000	1,932,740

		$15,674,799
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 2015	$1,220,000	$1,228,623

Insurance - Property & Casualty - 2.1%
ACE Ltd., 2.6%, 2015	$2,000,000	$2,083,786
Aon Corp., 3.5%, 2015	2,750,000	2,886,463
AXIS Capital Holdings Ltd., 5.875%, 2020	1,610,000	1,787,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		$2,197,000	$2,276,749
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,335,576
ZFS Finance USA Trust V, FRN, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,195,000

			$14,564,806
International Market Quasi-Sovereign - 2.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)		$1,746,000	$1,716,943
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,535,654
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,553,049
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,367,115
Statoil A.S.A., 1.8%, 2016		1,420,000	1,460,257
Statoil A.S.A., FRN, 0.565%, 2018		2,887,000	2,892,459
Swedish Export Credit Corp., FRN, 1.025%, 2014		3,300,000	3,324,800

			$18,850,277
International Market Sovereign - 12.2%
Commonwealth of Australia, 5.75%, 2021	AUD	916,000	$947,540
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,070,132
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,044,021
Government of Canada, 4.25%, 2018	CAD	1,532,000	1,658,993
Government of Canada, 5.75%, 2033	CAD	358,000	494,323
Government of Japan, 1.1%, 2020	JPY	800,000,000	8,497,003
Government of Japan, 0.8%, 2023	JPY	340,000,000	3,472,379
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,921,118
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,060,563
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,718,597
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	711,053
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,936,561
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,410,007
Republic of France, 5%, 2016	EUR	9,214,000	13,976,393
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,282,503
Republic of Iceland, 5.875%, 2022 (n)		336,000	348,600
Republic of Ireland, 4.5%, 2020	EUR	412,000	577,866
Republic of Italy, 5.25%, 2017	EUR	11,388,000	16,423,868
Republic of Italy, 3.75%, 2021	EUR	550,000	730,929
State of Israel, 4%, 2022		$1,882,000	1,966,690
United Kingdom Treasury, 8%, 2021	GBP	2,500,000	5,464,826

			$83,713,965
Internet - 0.2%
Baidu, Inc., 3.25%, 2018		$1,709,000	$1,711,887

Local Authorities - 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,785,699
Province of Ontario, 4.75%, 2016		3,000,000	3,288,900
State of Illinois, 4.961%, 2016		1,795,000	1,906,667

			$7,981,266
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$573,985

Major Banks - 10.5%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,997,000	$2,133,275
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)		3,010,000	3,031,221
Bank of America Corp., 7.375%, 2014		200,000	210,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 1.5%, 2015	$1,780,000	$1,783,836
Bank of America Corp., 6.5%, 2016	1,420,000	1,609,114
Bank of America Corp., 3.3%, 2023	1,335,000	1,256,788
Bank of America Corp., FRN, 1.092%, 2016	2,200,000	2,198,332
Barclays Bank PLC, 5.125%, 2020	2,760,000	3,064,033
Commonwealth Bank of Australia, 5%, 2019 (n)	2,560,000	2,868,173
DBS Bank Ltd., 2.35%, 2017 (n)	2,430,000	2,465,762
DNB Bank A.S.A., 3.2%, 2017 (z)	2,220,000	2,312,396
Goldman Sachs Group, Inc., 5.75%, 2022	3,044,000	3,388,018
Goldman Sachs Group, Inc., FRN, 1.465%, 2018	1,240,000	1,240,032
HSBC Holdings PLC, 4%, 2022	1,839,000	1,877,643
HSBC USA, Inc., 4.875%, 2020	3,370,000	3,623,886
ING Bank N.V., FRN, 1.674%, 2014 (n)	4,650,000	4,690,404
JPMorgan Chase & Co., 4.625%, 2021	2,890,000	3,100,427
JPMorgan Chase & Co., FRN, 1.064%, 2014	1,300,000	1,304,758
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,195,829
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	989,512
Macquarie Group Ltd., 6%, 2020 (n)	1,971,000	2,114,114
Morgan Stanley, 6%, 2014	2,330,000	2,419,926
Morgan Stanley, 6.625%, 2018	1,532,000	1,766,425
Morgan Stanley, 5.625%, 2019	640,000	708,453
Morgan Stanley, FRN, 1.522%, 2016	1,900,000	1,910,515
National Australia Bank Ltd., 2%, 2015	2,920,000	2,981,066
Nordea Bank AB, FRN, 0.735%, 2016 (z)	1,492,000	1,493,644
Royal Bank of Scotland PLC, 2.55%, 2015	996,000	1,016,702
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,106,978
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	1,000,000	1,015,846
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,424,957
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,002,663
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,335,775
Westpac Banking Corp., 2%, 2017	2,320,000	2,335,122

		$71,975,655
Medical & Health Technology & Services - 0.8%
Covidien International Finance S.A., 1.35%, 2015	$2,000,000	$2,020,558
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,720,321

		$5,740,879
Metals & Mining - 1.3%
Barrick Gold Corp., 4.1%, 2023 (n)	$2,731,000	$2,322,737
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	1,090,000	1,032,765
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	1,740,000	1,595,590
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	1,690,000	1,646,920
Vale Overseas Ltd., 5.625%, 2019	492,000	533,799
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,554,545

		$8,686,356
Mortgage-Backed - 4.9%
Fannie Mae, 4.607%, 2014	$2,507,765	$2,517,641
Fannie Mae, 4.826%, 2014	2,857,344	2,913,457
Fannie Mae, 5.409%, 2014	1,649,302	1,688,792
Fannie Mae, 4.62%, 2015	858,505	890,053
Fannie Mae, 4.908%, 2015	827,177	866,955
Fannie Mae, 5.395%, 2016	1,255,455	1,372,804
Fannie Mae, 5.424%, 2016	2,159,967	2,379,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6%, 2016	$178,815	$179,081
Fannie Mae, 1.114%, 2017	2,370,000	2,349,597
Fannie Mae, 5.5%, 2017 - 2025	1,808,478	1,945,536
Fannie Mae, 4.5%, 2019	1,997,139	2,127,889
Fannie Mae, 5%, 2019 - 2020	387,813	413,459
Fannie Mae, 6.5%, 2031	1,842,768	2,085,261
Freddie Mac, 3.882%, 2017	1,423,992	1,543,333
Freddie Mac, 5.5%, 2017 - 2020	1,870,289	2,013,948
Freddie Mac, 6%, 2017 - 2034	400,318	433,186
Freddie Mac, 5%, 2019	1,155,184	1,225,031
Freddie Mac, 4.224%, 2020	2,249,154	2,460,244
Ginnie Mae, 6%, 2033	756,838	841,464
Ginnie Mae, 6%, 2036 (f)	675,485	744,654
Ginnie Mae, 6.357%, 2058	2,275,642	2,416,154

		$33,408,091
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,850,000	$1,783,141

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$2,700,000	$2,663,577

Natural Gas - Pipeline - 2.2%
DCP Midstream LLC, 3.875%, 2023	$1,907,000	$1,784,506
Energy Transfer Partners LP, 8.5%, 2014	2,109,000	2,218,307
Energy Transfer Partners LP, 3.6%, 2023	3,000,000	2,834,793
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,077,977
Sunoco Logistics Partner LP, 3.45%, 2023	1,718,000	1,612,822
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,049,981
TransCanada PipeLines Ltd., FRN, 0.953%, 2016	790,000	793,630
Williams Cos., Inc., 3.7%, 2023	807,000	743,486

		$15,115,502
Network & Telecom - 0.1%
Verizon Communications, Inc., 8.75%, 2018	$689,000	$900,709

Oil Services - 0.3%
Noble Corp., 3.45%, 2015	$1,030,000	$1,071,089
Transocean, Inc., 2.5%, 2017	962,000	958,515

		$2,029,604
Other Banks & Diversified Financials - 6.3%
American Express Credit Corp., FRN, 1.374%, 2015	$3,970,000	$4,027,104
Banco de Credito e Inversiones, 3%, 2017 (n)	200,000	197,020
Bancolombia S.A., 5.125%, 2022	142,000	132,060
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	204,000	198,045
BB&T Corp., 2.05%, 2014	2,030,000	2,050,736
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,076,119
Capital One Financial Corp., FRN, 0.906%, 2015	1,160,000	1,161,295
Citigroup, Inc., 8.5%, 2019	1,960,000	2,500,615
Groupe BPCE S.A., FRN, 12.5% to 2019, FRN to 2049 (n)	2,556,000	3,159,855
Intesa Sanpaolo S.p.A., 3.875%, 2018	1,752,000	1,703,375
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)	1,540,000	1,544,846
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	2,080,000	2,342,038
National Bank of Canada, 1.5%, 2015	1,760,000	1,783,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Rabobank Nederland N.V., 3.375%, 2017	$1,757,000	$1,855,884
Rabobank Nederland N.V., 3.95%, 2022	2,716,000	2,609,047
Santander Holdings USA, Inc., 4.625%, 2016	450,000	478,185
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,545,058
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,349,854
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,172,274
Svenska Handelsbanken AB, FRN, 0.721%, 2016	1,250,000	1,253,279
Swedbank AB, 2.125%, 2017 (n)	1,882,000	1,870,614
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)	201,000	192,960
U.S. Bancorp, 2.95%, 2022	1,316,000	1,247,836
Union Bank, FRN, 1.224%, 2014	2,500,000	2,513,583

		$42,965,130
Personal Computers & Peripherals - 0.3%
Equifax, Inc., 3.3%, 2022	$1,468,000	$1,381,422
Motorola Solutions, Inc., 3.5%, 2023	499,000	471,188

		$1,852,610
Pharmaceuticals - 1.7%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,385,310
Hospira, Inc., 6.05%, 2017	1,060,000	1,133,429
Mylan, Inc., 1.8%, 2016 (n)	770,000	769,012
Pfizer, Inc., 6.2%, 2019	1,970,000	2,385,936
Sanofi, 1.2%, 2014	1,550,000	1,565,162
Teva Pharmaceutical Finance III, FRN, 1.166%, 2013	3,120,000	3,126,680

		$11,365,529
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$2,865,439

Printing & Publishing - 0.4%
Pearson Funding Five PLC, 3.25%, 2023 (z)	$1,125,000	$1,038,122
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,458,000	1,418,259

		$2,456,381
Real Estate - 1.5%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,561,968
DDR Corp., REIT, 3.375%, 2023	2,880,000	2,670,526
ERP Operating LP, REIT, 3%, 2023	1,935,000	1,796,456
Health Care, Inc., REIT, 2.25%, 2018	828,000	817,546
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	839,606
WEA Finance LLC, 6.75%, 2019 (n)	2,290,000	2,724,223

		$10,410,325
Retailers - 1.3%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,727,128
Kohl’s Corp., 3.25%, 2023	2,282,000	2,123,392
Macy’s, Inc., 7.875%, 2015	2,670,000	3,014,318
Wesfarmers Ltd., 1.874%, 2018 (n)	1,119,000	1,096,228

		$8,961,066
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,976,549

Supermarkets - 0.2%
Kroger Co., 3.85%, 2023	$1,489,000	$1,478,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$2,950,000	$2,980,488

Telecommunications - Wireless - 1.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,033,651
American Tower Trust I, REIT, 1.551%, 2018 (n)	1,540,000	1,498,673
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,331,563
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,799,443
Vodafone Group PLC, 5%, 2013	3,000,000	3,048,699

		$10,712,029
Tobacco - 1.5%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$2,755,914
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,294,530
Lorillard Tobacco Co., 8.125%, 2019	1,316,000	1,606,385
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,544,697
Reynolds American, Inc., 7.625%, 2016	1,580,000	1,843,253

		$10,044,779
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)	$1,247,000	$1,271,921

U.S. Government Agencies and Equivalents - 1.7%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,290,526
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	540,008
Small Business Administration, 6.35%, 2021	757,176	834,863
Small Business Administration, 6.34%, 2021	453,713	498,331
Small Business Administration, 6.44%, 2021	445,461	493,118
Small Business Administration, 6.625%, 2021	520,424	578,430
Small Business Administration, 5.34%, 2021	1,356,262	1,478,769
Small Business Administration, 4.93%, 2024	762,218	816,681
Small Business Administration, 5.36%, 2025	1,139,189	1,241,048
Small Business Administration, 5.39%, 2025	763,596	847,869

		$11,619,643
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$36,270

Utilities - Electric Power - 4.9%
Dominion Resources, Inc., 1.95%, 2016	$2,660,000	$2,719,494
Duke Energy Corp., 3.35%, 2015	3,280,000	3,417,875
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,470,040
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,456,675
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,347,605
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,482,198
Exelon Generation Co., LLC, 4.25%, 2022	509,000	511,470
Georgia Power Co., 6%, 2013	1,350,000	1,367,601
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,054,754
NextEra Energy Capital Co., 1.2%, 2015	245,000	246,330
Oncor Electric Delivery Co., 4.1%, 2022	2,206,000	2,308,484
Pacific Gas & Electric Co., 3.25%, 2023	2,096,000	2,057,142
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,800,000	2,945,205
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,221,357
Transelec S.A., 4.625%, 2023 (z)	927,000	917,052

		$33,523,282
Total Bonds		$654,535,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	23,375,790	$23,375,790
Total Investments		$677,910,987

Other Assets, Less Liabilities - 1.1%		7,421,139
Net Assets - 100.0%		$685,332,126

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $181,198,656 representing 26.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., FRN, 0.647%, 2016	5/22/13	$2,000,000	$1,999,172
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	1/28/10	419,895	515,835
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021	8/09/12	240,318	238,589
Chesapeake Funding LLC, “A”, FRN, 0.936%, 2023	5/10/12	3,348,420	3,358,622
DNB Bank A.S.A., 3.2%, 2017	5/15/13	2,354,137	2,312,396
Falcon Franchise Loan LLC, FRN, 7.097%, 2023	1/18/02	58,513	287,549
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	1,690,000	1,646,920
Kingsland III Ltd., “A1”, CDO, FRN, 0.488%, 2021	6/14/13	1,526,555	1,522,285
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	463,914	451,811
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	1,492,000	1,493,644
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	1,123,599	1,038,122
Santander U.S. Debt S.A.U., 3.724%, 2015	3/26/13	1,011,771	1,015,846
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	1,327,989	1,282,737
Transelec S.A., 4.625%, 2023	7/23/13-7/24/13	921,223	917,052
Total Restricted Securities			$18,080,580
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,046,933	10/18/13	$957,986	$936,207	$21,779
BUY	EUR	Deutsche Bank AG	4,082,962	10/18/13	5,242,115	5,433,248	191,133
BUY	EUR	JPMorgan Chase Bank N.A.	4,082,962	10/18/13	5,242,115	5,433,248	191,133
SELL	EUR	Barclays Bank PLC	24,603,977	9/18/13	32,788,490	32,737,122	51,368
SELL	EUR	UBS AG	24,603,977	9/18/13	32,789,720	32,737,122	52,598

							$508,011

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	4,330,670	10/18/13	$4,106,575	$4,208,444	$(101,869)
SELL	DKK	Goldman Sachs International	5,910,342	10/18/13	1,033,690	1,055,508	(21,818)
SELL	GBP	Credit Suisse Group	2,215,074	10/18/13	3,307,327	3,368,020	(60,693)
SELL	GBP	Merrill Lynch International Bank	2,215,074	10/18/13	3,306,375	3,368,020	(61,645)
SELL	JPY	Merrill Lynch International Bank	1,490,786,595	10/18/13	15,035,366	15,232,249	(196,883)
SELL	SEK	Goldman Sachs International	3,826,086	10/18/13	569,016	585,998	(16,982)

							$(459,890)

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$1,896,563	September - 2013	$(44,596)

At July 31, 2013, the fund had liquid securities with an aggregate value of $27,075 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,655,913	$—	$11,655,913
Non-U.S. Sovereign Debt	—	148,157,309	—	148,157,309
Municipal Bonds	—	1,783,141	—	1,783,141
U.S. Corporate Bonds	—	249,420,527	—	249,420,527
Residential Mortgage-Backed Securities	—	33,408,091	—	33,408,091
Commercial Mortgage-Backed Securities	—	14,927,006	—	14,927,006
Asset-Backed Securities (including CDOs)	—	11,175,533	—	11,175,533
Foreign Bonds	—	184,007,677	—	184,007,677
Mutual Funds	23,375,790	—	—	23,375,790
Total Investments	$23,375,790	$654,535,197	$—	$677,910,987

Other Financial Instruments
Futures Contracts	$44,596	$—	$—	$44,596
Forward Foreign Currency Exchange Contracts	—	48,121	—	48,121

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$661,562,648
Gross unrealized appreciation	26,741,055
Gross unrealized depreciation	(10,392,716)
Net unrealized appreciation (depreciation)	$16,348,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,472,254	163,237,110	(143,333,574)	23,375,790

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,319	$23,375,790

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	50.7%
United Kingdom	5.9%
France	5.5%
Italy	3.4%
Netherlands	3.3%
Canada	3.3%
Germany	3.2%
Australia	2.9%
Japan	2.9%
Other Countries	18.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.